Financial Instruments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Contracts for the purchase	$ 800
Average exchange rate	$ 20.45
Exchange maturity description	Until February 2021
Unrealized gain (loss) in finance expense	$ 426	$ 368
Asset balance	4,153	$ 3,058
Increased/(decreased) net income	$ 46
Commodity price risk [member]
Statement Line Items [Line Items]
Average exchange rate	$ 20.40	$ 16.20
Increased/(decreased) net income	$ 3,220
Forward Foreign Exchange Contracts [Member]
Statement Line Items [Line Items]
Unrealized gain (loss) in finance expense	426	$ 119
Forward Foreign Exchange Contracts [Member] | Level 2 of fair value hierarchy [Member]
Statement Line Items [Line Items]
Asset balance	21	$ 432
MEXICO
Statement Line Items [Line Items]
Contracts for the purchase	$ 16,000